LEASES - Operating leases recognized in balance sheet (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
LEASES
Operating lease right-of-use assets	$ 789,133	¥ 5,149,090	¥ 9,257,604
Operating lease liabilities-current portion	580,415	3,787,210	3,407,670
Operating lease liabilities-non-current portion	$ 377,700	¥ 2,464,495	¥ 6,251,705